Commitment and Contingencies (Details 2) (USD $)	9 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		0 Months Ended
	Sep. 30, 2011	Dec. 31, 2011	Jan. 31, 2011 Levins	Dec. 31, 2011 Levins	Dec. 31, 2010 Levins	Jan. 04, 2006 Dr. Gilbert V. Levin	Aug. 14, 2008 Mrs. M. Karen Levin
Related Party Transactions
Lifetime payments agreed to provide for each quarter						$ 12,500	$ 12,500
Estimated lifetime payments					450,000
Funding of long-term lifetime healthcare and health insuance policies					245,000
Post-retirement benefits paid				24,000	141,000
Estimated liability prior to the agreement			695,000		695,000
Lump sum payment made			450,000
Gain on settlement of obligations	$ 845,000	$ 845,000	$ 245,000